Organization and Principal Activities (Details) - USD ($)						12 Months Ended
	Nov. 18, 2024	Aug. 16, 2024	Jun. 03, 2024	Apr. 17, 2024	Jun. 12, 2023	Dec. 31, 2024	Aug. 28, 2024	Aug. 12, 2024	Dec. 06, 2023
Organization and Principal Activities [Line Items]
Receipt of loan					$ 140,000
Net tangible assets									$ 5,000,000
Dividends preference shares rate						15.00%
Issuance of ordinary shares (in Shares)			102,890,000	53,600,000
Equity investment amount				$ 30,000,000
Deemed price per share (in Dollars per share)			$ 6
Aggregate amount			$ 617,340,000
Investors amount			6,000,000
Common stock selling value	$ 100,000,000
Common stock potential value	300,000,000
Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)						6,174,690
Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)						180,722
Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount			1,100,000
Senior Convertible Notes [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Principal amount			2,700,000
Additional Notes [Member]
Organization and Principal Activities [Line Items]
Convertible notes			$ 9,500,000
Conversion Rate [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)								$ 0.83
Second Additional Mandatory Note [Member]
Organization and Principal Activities [Line Items]
Principal amount		$ 1,500,000
Interest rate		14.75%
Gross proceeds		$ 1,395,000
Maturity, term		4 years 6 months
Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)		$ 0.658
White Lion Capital, LLC [Member]
Organization and Principal Activities [Line Items]
Principal amount	100,000,000
Line of credit	500,000,000
Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage						50.00%
COVIRIX [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			100.00%
NewGen [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			85.80%
NewGenIvf Limited [Member]
Organization and Principal Activities [Line Items]
Aggregate loans principal amount					$ 560,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn	500,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn	$ 250,000,000
JAK Opportunities VI LLC (“JAK”) [Member] | Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount							$ 500,000
EWIHL [Member]
Organization and Principal Activities [Line Items]
Consideration amount				$ 268,000,000
Securities Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Interest rate								14.75%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)			1,325,301
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)								1,325,301
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)			180,722
Class B Ordinary Shares [Member] | Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)			180,722